ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE – 6 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Accounts receivable – third parties	$2,546,327	$2,761,817	$354,080
Less: allowance for expected credit losses	(682,489)	(661,201)	(84,770)

Accounts receivable, net	$1,863,838	$2,100,616	$269,310

The following table presents the activities in the allowance for expected credit losses:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Balance at April 1,	$855,652	$1,080,870	$682,489	$87,499

Written-off	-	(499,756)	(234,000)	(30,000)
Allowance for expected credit losses	225,347	101,712	207,853	26,647
Exchange translation difference	(129)	(337)	4,859	624

Balance at March 31,	$1,080,870	$682,489	$661,201	$84,770

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

Allowance for expected credit losses were recognized HKD225,347, HKD101,712 and HKD207,853 (USD26,647) for the years ended March 31, 2024, 2025 and 2026, respectively. The Company has written off accounts receivable of HKD0, HKD499,756 and HKD234,000 (USD30,000) for the years ended March 31, 2024, 2025 and 2026.